Segmental Information	6 Months Ended
Jun. 30, 2019
Disclosure of entity's operating segments [Abstract]
Segmental Information
Segmental reporting

AngloGold Ashanti’s operating segments are being reported based on the financial information provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the Executive Committee are responsible for geographic regions of the business.

Gold income

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

South Africa	244	332	602
Continental Africa	971	972	1,983
Australia	415	390	780
Americas	455	514	1,021
	2,085	2,208	4,386
Equity-accounted investments included above	(296)	(286)	(581)
	1,789	1,922	3,805

By-product revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

South Africa	1	6	6
Continental Africa	1	2	3
Australia	1	1	2
Americas	35	72	128
	38	81	139
Equity-accounted investments included above	(1)	(1)	(1)
	37	80	138

Gross profit (loss)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

South Africa	15	(10)	21
Continental Africa	189	185	380
Australia	97	100	160
Americas	110	157	310
Corporate and other	3	15	3
	414	447	874
Equity-accounted investments included above	(77)	(37)	(102)
	337	410	772

Cost of sales

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

South Africa	231	352	590
Continental Africa	783	788	1,607
Australia	319	290	622
Americas	385	430	838
Corporate and other	(2)	(8)	(4)
	1,716	1,852	3,653
Equity-accounted investments included above	(220)	(250)	(480)
	1,496	1,602	3,173

Amortisation

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

South Africa	29	42	72
Continental Africa	172	183	379
Australia	86	63	149
Americas	80	89	192
Corporate and other	2	2	3
	369	379	795
Equity-accounted investments included above	(73)	(82)	(165)
	296	297	630

Capital expenditure

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

South Africa	29	41	73
Continental Africa	150	139	313
Australia	58	79	156
Americas	80	75	176
Corporate and other	1	1	3
	318	335	721
Equity-accounted investments included above	(25)	(42)	(69)
	293	293	652

Total assets

	As at	As at	As at
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

South Africa	1,102	1,152	1,106
Continental Africa	3,283	3,109	3,135
Australia	956	876	888
Americas	1,309	1,229	1,286
Corporate and other	257	238	228
	6,907	6,604	6,643